Debt Term Loan - Related Party (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt Instrument, Payment Terms	13 equal installments.
Notes Payable to Related Party [Member] | Cyrus Purchasers [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 2.5
Debt Instrument, Maturity Date	Jan. 31, 2018
Debt Instrument, Interest Rate, Stated Percentage	20.00%
Interest Expense, Debt, including amortization of debt costs	$ 0.1
Convertible Debt Securities [Member] | Cyrus Purchasers [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Mar. 31, 2018
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Date of First Required Payment	Jan. 31, 2017
Interest Expense, Debt, including amortization of debt costs	$ 2.1	$ 1.6	$ 0.4